Pinnacle Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Pinnacle Series Account and Those Charged with Governance of Pinnacle Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Pinnacle Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Pinnacle Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Government Money Market Portfolio, Service Class	As of December 31, 2024	For the period from June 14, 2024 (commencement of operations) to December 31, 2024	For the period from June 14, 2024 (commencement of operations) to December 31, 2024

PINNACLE SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P 500 Index Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Government Money Market Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$1,376,274	$50,379	$20,538
Receivable from the Company	1	-	-
Total assets	1,376,275	50,379	20,538

NET ASSETS	$1,376,275	$50,379	$20,538

Fair value per share (NAV)	$37.62	$10.71	$1.00
Shares outstanding in the Separate Account	36,584	4,704	20,538

(1) Investments in mutual fund shares, at cost	$786,596	$55,903	$20,538

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Government Money Market Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Government Money Market Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$482	$7,351	$1,345	$543

TOTAL INVESTMENT INCOME	482	7,351	1,345	543

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	77,357	(207)	-
Capital gain distributions	-	6,129	-	-

Net realized gain (loss) on investments	-	83,486	(207)	-

Change in net unrealized appreciation (depreciation) on investments	-	223,312	(745)	-

Net realized and unrealized gain (loss) on investments	-	306,798	(952)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$482	$314,149	$393	$543

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Government Money Market Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Government Money Market Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$482	$7,351	$1,345	$543
Net realized gain (loss) on investments	-	83,486	(207)	-
Change in net unrealized appreciation (depreciation) on investments	-	223,312	(745)	-

Net increase (decrease) in net assets resulting from operations	482	314,149	393	543

POLICY TRANSACTIONS:
Policy maintenance charges	(283)	(12,484)	(1,154)	(285)
Policy owners' benefits	(9)	(208,343)	(1,136)	(853)
Net transfers (to) from the Company and/or Subaccounts	(36,670)	1	(1)	21,133

Increase (decrease) in net assets resulting from Policy transactions	(36,962)	(220,826)	(2,291)	19,995

Total increase (decrease) in net assets	(36,480)	93,323	(1,898)	20,538

NET ASSETS:
Beginning of period	36,480	1,282,952	52,277	-

End of period	$-	$1,376,275	$50,379	$20,538

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Government Money Market Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,172	$5,267	$1,777
Net realized gain (loss) on investments	-	60,436	(4,763)
Change in net unrealized appreciation (depreciation) on investments	-	196,898	5,043

Net increase (decrease) in net assets resulting from operations	1,172	262,601	2,057

POLICY TRANSACTIONS:
Policy maintenance charges	(525)	(9,957)	(1,431)
Policy owners' benefits	(32,421)	-	-
Net transfers (to) from the Company and/or Subaccounts	47,707	1	(32,169)

Increase (decrease) in net assets resulting from Policy transactions	14,761	(9,956)	(33,600)

Total increase (decrease) in net assets	15,933	252,645	(31,543)

NET ASSETS:
Beginning of period	20,547	1,030,307	83,820

End of period	$36,480	$1,282,952	$52,277

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PINNACLE SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.             ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Pinnacle Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

New Policies are no longer being sold under the product in the Separate Account, and the product is closed to additional premium payments from existing Policy owners.

The following is the variable life insurance product funded by the Separate Account:

Pinnacle

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 4 Subaccounts, as follows:

Empower Government Money Market Fund, Investor Class (a)

Empower S&P 500 Index Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Fidelity VIP Government Money Market Portfolio, Service Class (a)

(a) See Subaccount Changes tables below

Subaccount Changes: Closed Subaccount
On June 14, 2024, the following Subaccount was closed:

Empower Government Money Market Fund, Investor Class

Subaccount Changes: Opened Subaccount

On June 14, 2024, the following Subaccount was opened:

Fidelity VIP Government Money Market Portfolio, Service Class

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Empower Government Money Market Fund, Investor Class	$496	$36,962
Empower S&P 500 Index Fund, Investor Class	13,480	220,827
Empower U.S. Government Securities Fund, Investor Class	1,345	2,290
Fidelity VIP Government Money Market Portfolio, Service Class	21,676	1,137

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Government Money Market Fund, Investor Class	0	*	2,550	(2,550)	2,287	1,239	1,048
Empower S&P 500 Index Fund, Investor Class	-		8,079	(8,079)	-	515	(515)
Empower U.S. Government Securities Fund, Investor Class	-		102	(102)	-	1,578	(1,578)
Fidelity VIP Government Money Market Portfolio, Service Class	2,100		111	1,989	-	-	-

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The Charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

	Expense Type	Range
Mortality and Expense Risk Charge
	This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.50% of the average daily net assets of the Subaccounts

Transfer Charge
	Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer after the first 6 transfers in any Policy year

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Government Money Market Fund, Investor Class
2024	-	$-	$-	2.28%	2.28%
2023	3	14.30	36	4.52%	4.54%
2022	2	13.68	21	1.21%	1.18%
2021	2	13.52	21	0.01%	0.00%
2020	11	13.52	150	0.32%	0.28%
Empower S&P 500 Index Fund, Investor Class
2024	51	27.08	1,376	0.51%	24.33%
2023	59	21.78	1,283	0.46%	25.61%
2022	59	17.34	1,030	0.37%	(18.55)%
2021	60	21.29	1,276	0.37%	28.18%
2020	68	16.61	1,126	0.79%	17.77%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower U.S. Government Securities Fund, Investor Class
2024	2	$22.52	$50	2.60%	0.76%
2023	2	22.35	52	2.44%	4.44%
2022	4	21.40	84	1.39%	(12.07)%
2021	4	24.34	97	0.65%	(2.16)%
2020	4	24.88	101	0.92%	5.87%
Fidelity VIP Government Money Market Portfolio, Service Class
2024	2	10.32	21	3.99%	2.61%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.